Defined Contribution Plan - Additional Information (Detail)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Compensation And Retirement Disclosure [Abstract]
Matching contribution by employer	50.00%	50.00%
Percentage of eligible compensation for which employer makes matching contribution	6.00%	4.00%
Contribution by participants		95.00%
Additional contribution made by employer		25.00%
Additional percentage of eligible compensation for which employer makes additional contribution		2.00%